Investments in affiliates and joint ventures - Narrative (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 01, 2025 CAD ($) unit	Dec. 31, 2025 CAD ($) asset	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($) settlement asset	Dec. 31, 2024 CAD ($)
Variable Interest Entity [Line Items]
Contract assets		$ 30,472		$ 30,472	$ 4,135
Revenue				1,284,291	1,165,787
Accounts receivable		148,928		148,928	166,070
Equity Method Investee
Variable Interest Entity [Line Items]
Contract assets		5,668		5,668	2,619
Revenue				571,176	560,037
Accounts receivable		66,899		66,899	73,928
Haul Trucks
Variable Interest Entity [Line Items]
Contract assets		16,564		16,564
Number of disposal units | unit	15
Proceeds from disposal agreement	$ 1,800			8,330
Nuna
Variable Interest Entity [Line Items]
Other current assets		23,611		23,611	36,053
Other current liabilities		140		140	6,045
Revenue				34,733	56,994
Fargo
Variable Interest Entity [Line Items]
Other current assets		36,880		36,880	5,342
Other current liabilities		68,295		68,295	30,528
Cumulative catch-up adjustment		12,918	$ 7,700
Revenue				143,174	152,784
Mikisew North American Limited Partnership ("MNALP")
Variable Interest Entity [Line Items]
Other current assets		52,157		52,157	43,424
Other current liabilities		28,544		28,544	37,401
Revenue				307,261	294,522
Accounts receivable		$ 63,854		$ 63,854	84,042
Mikisew North American Limited Partnership ("MNALP") | Haul Trucks
Variable Interest Entity [Line Items]
Number of disposal units | asset		11		11
Proceeds from disposal agreement				$ 17,000
Other current assets		$ 18,303		18,303
Other current liabilities		18,723		18,723
Variable Consideration - Unapproved Contract Modifications | Nuna
Variable Interest Entity [Line Items]
Contract assets		$ 1,591		$ 1,591	$ 8,281
Number of settlements | settlement				1
Settlement for contract modification				$ (4)
Variable Consideration - Settlement of Legacy Claim | Nuna
Variable Interest Entity [Line Items]
Loss on settlement				$ 4,296